UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from February 1, 2015 to February 28, 2015

Commission File Number of issuing entity: 333-168098-07

TOYOTA AUTO RECEIVABLES 2013-A OWNER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-188672-01

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Exact name of depositor as specified in its charter)

TOYOTA MOTOR CREDIT CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7011158
(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California  90501
(Address, including zip code, of principal executive offices of the issuing entity)

(310) 468-7333
(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                                                     Yes  ☒        No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2013-A Owner Trust for the distribution period commencing on February 1, 2015 and ending on February 28, 2015 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.    Legal Proceedings.

The Consumer Financial Protection Bureau (“CFPB”), together with the U.S. Department of Justice (“DOJ” and, together with the CFPB, the “Agencies”), requested that Toyota Motor Credit Corporation (“TMCC”) provide certain information about its purchases of auto loans from dealers and about related discretionary dealer compensation practices.  In November 2014, TMCC received a letter from the Agencies alleging that such practices resulted in discriminatory pricing of loans to certain borrowers in contravention of applicable laws, and informing TMCC that they are prepared to initiate an enforcement proceeding unless TMCC agrees to a voluntary resolution satisfactory to them.  The Agencies have indicated that they are seeking monetary relief and implementation of changes to TMCC’s discretionary pricing practices and policies, which changes could adversely affect TMCC’s business.  TMCC intends to continue discussions with the Agencies to achieve a mutually satisfactory resolution to these matters, but if such resolution does not occur, TMCC may be subject to an enforcement action.  In addition, TMCC has received a request for documents and information from the New York State Department of Financial Services relating to TMCC’s fair lending practices, and is cooperating with this request.  TMCC cannot predict the outcome of this request given its preliminary status.

Disclosure received from Deutsche Bank Trust Company Americas (“DBTCA”), the indenture trustee under the indenture for the Toyota Auto Receivables 2013-A Owner Trust transaction and previously disclosed is hereby updated as follows:

DBTCA has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities ("RMBS") trusts.  On June 18, 2014, a group of investors ("Plaintiff Investors") filed a civil action against DBTCA and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA's and DBNTC's alleged failure to perform their obligations as trustees for the trusts (the "NY Derivative Action").  An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action.  On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the "SDNY Action"), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action).  The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts.  DBTCA is vigorously defending the SDNY Action.  It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in this paragraph) that would materially affect its ability to perform its duties as indenture trustee.

Item 3.    Sales of Securities and Use of Proceeds.

None.

Item 4.    Defaults Upon Senior Securities.

None.

Item 5.    Submission of Matters to a Vote of Security Holders.

None.

Item 6.    Significant Obligors of Pool Assets.

Not applicable.

Item 7.    Significant Enhancement Provider Information.

Not applicable.

Item 8.    Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2013-A Owner Trust for the distribution period commencing on February 1, 2015 and ending on February 28, 2015.  Toyota Motor Credit Corporation (CIK No. 0000834071), as securitizer, most recently filed a Form ABS-15G on February 11, 2015 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2013-A Owner Trust.

Item 9.    Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on February 1, 2015 and ending on February 28, 2015.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2013-A Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: March 24, 2015		/s/ Chris Ballinger
Chris Ballinger
Senior Vice President and
Chief Financial Officer